Employee Benefit Plans	12 Months Ended
Dec. 31, 2023
Employee Benefit Plans [Abstract]
Employee Benefit Plans

(9) Employee Benefit Plans

ARCA has a 401(k) plan and makes a matching contribution equal to 100% of the employee’s first 3% of the employee’s contributions and 50% of the employee’s next 2% of contributions. ARCA adopted the plan in 2006 and contributed $56,000 and $96,000 for the years ended December 31, 2023 and 2022, respectively.